Fees Summary	May 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 777,861,772.5
Previously Paid Amount	100,499
Total Fee Amount	100,499
Total Offset Amount	0
Net Fee	$ 0